Fair Value Measurements - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	$ 4,590		$ 4,590
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period			37
Issuances/Purchases	41		41
Transfers out of Level 3			(37)
Assets at end of period	41		41
Trading securities [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Issuances/Purchases	41		41
Assets at end of period	41		41
Trading securities [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period			37
Transfers out of Level 3			(37)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	4,536	$ 6,100	4,235	$ 4,052
Change in fair value included in earnings	(44)	(89)	(145)	(127)
Change in fair value included in other comprehensive income	5	(45)	(5)	(41)
Issuances/Purchases	184	179	723	2,510
Sales	(54)	(36)	(180)	(284)
Maturities/Settlement	(1)		(1)	(1)
Transfers out of Level 3		(2,097)	(1)	(2,097)
Assets at end of period	4,626	4,012	4,626	4,012
Change in unrealized gains (losses) recorded in income for instruments still held	7	(7)	15	28
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	35	11	27	8
Change in fair value included in earnings			(9)
Issuances/Purchases	1		18	3
Assets at end of period	36	11	36	11
Change in unrealized gains (losses) recorded in income for instruments still held			(9)
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	4,501	6,089	4,208	4,044
Change in fair value included in earnings	(44)	(89)	(136)	(127)
Change in fair value included in other comprehensive income	5	(45)	(5)	(41)
Issuances/Purchases	183	179	705	2,507
Sales	(54)	(36)	(180)	(284)
Maturities/Settlement	(1)		(1)	(1)
Transfers out of Level 3		(2,097)	(1)	(2,097)
Assets at end of period	4,590	4,001	4,590	4,001
Change in unrealized gains (losses) recorded in income for instruments still held	7	(7)	24	28
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	174	157	160	153
Change in fair value included in other comprehensive income	2		13
Issuances/Purchases	1	2	4	7
Sales				(1)
Assets at end of period	177	159	177	159
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	174	157	160	153
Change in fair value included in other comprehensive income	2		13
Issuances/Purchases	1	2	4	7
Sales				(1)
Assets at end of period	177	159	177	159
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	353	201	186	20
Change in fair value included in other comprehensive income		(5)	(1)	(3)
Issuances/Purchases	1	21	47	215
Maturities/Settlement	(88)	(82)	(164)	(97)
Transfers into Level 3			198
Assets at end of period	266	135	266	135
Other Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,622	1,300	1,723	1,233
Change in fair value included in earnings	24	(1)	7	54
Issuances/Purchases	58	103	74	125
Sales			(21)
Maturities/Settlement	(22)	(1)	(101)	(11)
Assets at end of period	1,682	1,401	1,682	1,401
Change in unrealized gains (losses) recorded in income for instruments still held	24	(1)	24	54
Derivatives Asset [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	13	14	5	26
Change in fair value included in earnings		12	(5)	(14)
Issuances/Purchases				13
Transfers into Level 3			13	1
Transfers out of Level 3	(13)		(13)
Assets at end of period		26		26
Change in unrealized gains (losses) recorded in income for instruments still held		12	(5)	12
Derivatives Asset [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period				26
Change in fair value included in earnings		9		(17)
Assets at end of period		9		9
Change in unrealized gains (losses) recorded in income for instruments still held		9		9
Derivatives Asset [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		10	5
Change in fair value included in earnings		4	(5)	1
Issuances/Purchases				13
Assets at end of period		14		14
Change in unrealized gains (losses) recorded in income for instruments still held		4	(5)	1
Derivatives Asset [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	13	4
Change in fair value included in earnings		(1)		2
Transfers into Level 3			13	1
Transfers out of Level 3	(13)		(13)
Assets at end of period		3		3
Change in unrealized gains (losses) recorded in income for instruments still held		(1)		2
Other Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		5	5	2
Change in fair value included in earnings		(1)		(1)
Issuances/Purchases		3	8	6
Maturities/Settlement			(13)
Liabilities at end of period		7		7
Change in unrealized gains (losses) recorded in income for instruments still held		(1)		(1)
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	4	2	11	2
Change in fair value included in earnings			(1)	12
Maturities/Settlement				(12)
Transfers into Level 3			2
Transfers out of Level 3	(1)		(9)
Liabilities at end of period	3	2	3	2
Change in unrealized gains (losses) recorded in income for instruments still held				(38)
Derivatives Liabilities [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings				12
Maturities/Settlement				(12)
Change in unrealized gains (losses) recorded in income for instruments still held				(38)
Derivatives Liabilities [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	2		1
Change in fair value included in earnings			1
Liabilities at end of period	2		2
Change in unrealized gains (losses) recorded in income for instruments still held			1
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1		8
Transfers into Level 3			1
Transfers out of Level 3	(1)		(9)
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	2	2	2
Change in fair value included in earnings			(2)
Transfers into Level 3			1
Liabilities at end of period	$ 1	$ 2	1	$ 2
Change in unrealized gains (losses) recorded in income for instruments still held			$ (1)